EMPLOYEE BENEFIT PLANS - Schedule of Participation in MEPPs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Multiemployer Plans [Line Items]
Contributions	$ 89	$ 100	$ 99
National Automatic Sprinkler Industry Pension Fund
Multiemployer Plans [Line Items]
Contributions	34	32	30
Heavy And General Laborers Local Unions 472 And 172 Of New Jersey Pension Fund
Multiemployer Plans [Line Items]
Contributions	10	5	5
Twin City Pipe Trades Pension Plan
Multiemployer Plans [Line Items]
Contributions	8	11	10
Boilermaker-Blacksmith National Pension Trust
Multiemployer Plans [Line Items]
Contributions	5	6	5
Sheet Metal Workers' National Pension Fund
Multiemployer Plans [Line Items]
Contributions	4	6	6
National Electrical Benefit Fund
Multiemployer Plans [Line Items]
Contributions	3	8	8
Sheet Metal Workers' Local 10 Pension Fund
Multiemployer Plans [Line Items]
Contributions	2	2	3
Building Trades United Pension Trust Fund Milwaukee And Vicinity
Multiemployer Plans [Line Items]
Contributions	2	2	2
Operating Engineers 825 Pension Fund
Multiemployer Plans [Line Items]
Contributions	2	1	1
Central Pension Fund Of The IUOE & Participating Employers
Multiemployer Plans [Line Items]
Contributions	2	4	3
United Association National Pension Fund
Multiemployer Plans [Line Items]
Contributions	2	3	4
Eastern NY Laborers International Local 754
Multiemployer Plans [Line Items]
Contributions	1	1	1
Total other
Multiemployer Plans [Line Items]
Contributions	$ 14	$ 19	$ 21